Investment properties - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) ft² investmentProperty	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($) ft² landReserve sale	Dec. 31, 2021 USD ($)	Jul. 22, 2016 investmentProperty
Disclosure of detailed information about investment property [line items]
Additions paid		$ 11,460,410	$ 15,884,322	$ 739,381
Sale of investment properties	$ 5,070,000	42,057,500	7,285,242
Disposal of investment properties	2,452,767	42,519,100	9,743,562
Investment properties	$ 3,696,768,269	3,212,164,164	2,738,465,276	$ 2,263,170,941
Number of investment properties | investmentProperty	67				48
Collateral Pledged
Disclosure of detailed information about investment property [line items]
Investment properties	$ 671,200,000
Queretaro Aerospace Park
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	40 years
Querétaro Aerospace Park - Airport Concessions
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	33 years
Nissan the Douki Seisan Park
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	39 years
Land Reserves And New Buildings
Disclosure of detailed information about investment property [line items]
Additions not paid	$ 13,271,401	19,510,889	$ 23,866,003
Land Reserves And New Buildings | Aguascalientes and Tijuana
Disclosure of detailed information about investment property [line items]
Investment properties		42,519,100
Losses on disposals of investment properties		$ 461,600
Land reserves | Querétaro
Disclosure of detailed information about investment property [line items]
Disposals, investment property, square feet (in square feet) | ft²	64,583
Sale of investment properties	$ 780,000
Costs associated with sale of investment property	530,000
Gains on disposals of investment properties	$ 250,000
Number of square feet | ft²			115,101
Disposal of investment properties			$ 909,005
Number of investment properties sold | landReserve			2
Land reserves | Aguascalientes
Disclosure of detailed information about investment property [line items]
Disposals, investment property, square feet (in square feet) | ft²	699,654
Sale of investment properties	$ 4,290,000
Costs associated with sale of investment property	1,922,767
Gains on disposals of investment properties	$ 2,367,233
Number of square feet | ft²		914,932
Disposal of investment properties		$ 5,057,500
Land reserves | Cd Juarez
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²			1,297,508
Disposal of investment properties			$ 13,862,383
Land reserves | Queretaro and Cd. Juarez
Disclosure of detailed information about investment property [line items]
Gains on disposals of investment properties			5,027,826
Investment properties			$ 9,743,562
Number of sales | sale			2
Buildings | Tijuana
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²		313,410
Disposal of investment properties		$ 37,000,000